Taxes on Income (Details) - Schedule of reconciliation of company’s tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of company’s tax expense [Abstract]
Loss (profit) before taxes	$ (10,220)	$ (10,707)	$ (10,032)
Israeli statutory income tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 2,351	$ 2,463	$ 2,307
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(2,351)	(2,463)	(2,307)
Income tax expenses